Note 17 - Regulatory Matters - Capital and Leverage Ratios (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Parent Company [Member]
Tier 1 leverage ratio, amount	$ 108,756	$ 104,181
Tier 1 leverage ratio, percent	0.0796	0.0780
Tier 1 leverage ratio, amount to be well capitalized	$ 68,352	$ 66,789
Tier 1 leverage ratio, percent to be well capitalized	0.0500	0.0500
Tier 1 leverage ratio, amount to be adequately capitalized	$ 54,682	$ 53,431
Tier 1 leverage ratio, percent to be adequately capitalized	0.0400	0.0400
Common Equity tier 1 capital ratio, amount	$ 108,756	$ 104,181
Common Equity tier 1 capital ratio, percent	0.1319	0.1316
Common Equity tier 1 capital ratio, amount to be well capitalized	$ 88,858	$ 86,826
Common Equity tier 1 capital ratio, percent to be well capitalized	6.50%	6.50%
Common Equity tier 1 capital ratio, amount to be adequately capitalized	$ 61,517	$ 60,110
Common Equity tier 1 capital ratio, percent to be adequately capitalized	4.50%	4.50%
Tier 1 risk-based capital ratio, amount	$ 108,756	$ 104,181
Tier 1 risk-based capital ratio, percent	0.1319	0.1316
Tier 1 risk-based capital ratio, amount to be well capitalized	$ 65,951	$ 63,322
Tier 1 risk-based capital ratio, percent to be well capitalized	0.0800	0.0800
Tier 1 risk-based capital ratio, amount to be adequately capitalized	$ 49,463	$ 47,492
Tier 1 risk-based capital ratio, percent to be adequately capitalized	0.0600	0.0600
Total risk-based capital ratio, amount	$ 114,020	$ 108,694
Total risk-based capital ratio, percent	0.1383	0.1373
Total risk-based capital ratio, amount to be well capitalized	$ 82,438	$ 79,153
Total risk-based capital ratio, percent to be well capitalized	0.1000	0.1000
Total risk-based capital ratio, amount to be adequately capitalized	$ 65,951	$ 63,322
Total risk-based capital ratio, percent to be adequately capitalized	0.0800	0.0800
Subsidiaries [Member]
Tier 1 leverage ratio, amount	$ 126,105	$ 121,421
Tier 1 leverage ratio, percent	0.0923	0.0909
Tier 1 leverage ratio, amount to be well capitalized	$ 68,333	$ 66,776
Tier 1 leverage ratio, percent to be well capitalized	0.0500	0.0500
Tier 1 leverage ratio, amount to be adequately capitalized	$ 54,667	$ 53,421
Tier 1 leverage ratio, percent to be adequately capitalized	0.0400	0.0400
Common Equity tier 1 capital ratio, amount	$ 126,105	$ 121,421
Common Equity tier 1 capital ratio, percent	0.1534	0.1534
Common Equity tier 1 capital ratio, amount to be well capitalized	$ 88,833	$ 86,808
Common Equity tier 1 capital ratio, percent to be well capitalized	6.50%	6.50%
Common Equity tier 1 capital ratio, amount to be adequately capitalized	$ 61,500	$ 60,098
Common Equity tier 1 capital ratio, percent to be adequately capitalized	4.50%	4.50%
Tier 1 risk-based capital ratio, amount	$ 126,105	$ 121,421
Tier 1 risk-based capital ratio, percent	0.1534	0.1534
Tier 1 risk-based capital ratio, amount to be well capitalized	$ 65,759	$ 63,314
Tier 1 risk-based capital ratio, percent to be well capitalized	0.0800	0.0800
Tier 1 risk-based capital ratio, amount to be adequately capitalized	$ 49,320	$ 47,486
Tier 1 risk-based capital ratio, percent to be adequately capitalized	0.0600	0.0600
Total risk-based capital ratio, amount	$ 131,370	$ 125,934
Total risk-based capital ratio, percent	0.1598	0.1591
Total risk-based capital ratio, amount to be well capitalized	$ 82,199	$ 79,143
Total risk-based capital ratio, percent to be well capitalized	0.1000	0.1000
Total risk-based capital ratio, amount to be adequately capitalized	$ 65,759	$ 63,314
Total risk-based capital ratio, percent to be adequately capitalized	0.0800	0.0800